Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares authorized	1,000,000,000	1,000,000,000
Ordinary shares issued	24,015,592	22,115,592
Ordinary shares outstanding	24,015,592	22,115,592
Preferred shares par value (in Dollars per share)	$ 0.00005
Preferred shares authorized	3,700,000
Preferred shares issued	3,700,000
Preferred shares outstanding	3,700,000